Exceptional items (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
	€m	€m	€m	€m
Business Transformation program (1)	8.7	2.4	14.2	3.4
Findus Switzerland integration costs (2)	2.9	1.6	5.0	2.4
Fortenova Acquisition integration costs (3)	1.5	—	3.5	—
Release of indemnification assets (4)	—	—	7.0	5.0
Brexit (5)	—	1.1	—	4.3
Information Technology Transformation program (6)	0.7	—	2.9	—
Settlement of legacy matters (7)	(27.9)	(1.8)	(27.9)	(1.8)
Factory optimization (8)	1.4	1.0	1.6	1.8
Total exceptional items	(12.7)	4.3	6.3	15.1